CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - CAD ($) $ in Thousands	Total	Ordinary shares [member]	Warrants [Member]	Share options and RSU [Member]	Contributed surplus [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]
Balance at Dec. 31, 2016	$ 102,285	$ 186,952	$ 2,134	$ 7,216	$ 12,880	$ (105,483)	$ (464)
Balance (in shares) at Dec. 31, 2016		92,950,194
Statement of equity [Line Items]
Net loss	(7,813)	$ 0	0	0	0	(7,813)	0
Other comprehensive income (loss)	(667)	0	0	0	0	0	(667)
Share-based compensation expense recognized	2,728	0	0	2,728	0	0	0
Flow-through shares equity offering, net of issuance costs and tax	7,294	$ 7,222	72	0	0	0	0
Flow-through shares equity offering, net of issuance costs and tax (in shares)		4,205,820
Shares issued - advisory fees	500	$ 500	0	0	0	0	0
Shares issued - advisory fees (in shares)		250,000
Shares issued - consideration for Wheaton	6,600	$ 6,600	0	0	0	0	0
Shares issued - consideration for Wheaton (in shares)		3,000,000
Exercise of share options	162	$ 240	0	(78)	0	0	0
Exercise of share options (in shares)		126,340
Exercise of warrants	417	$ 531	(114)	0	0	0	0
Exercise of warrants (in shares)		458,878
Share options forfeited or expired	0	$ 0	0	(2,863)	2,863	0	0
Release of RSU settlement shares	0	$ 343	0	(343)	0	0	0
Release of RSU settlement shares (in shares)		289,618
Balance at Dec. 31, 2017	112,456	$ 202,389	2,092	6,660	15,743	(113,297)	(1,131)
Balance (in shares) at Dec. 31, 2017		101,280,850
Statement of equity [Line Items]
Net loss	(8,501)	$ 0	0	0	0	(8,501)	0
Other comprehensive income (loss)	(585)	0	0	0	0	0	(585)
Share-based compensation expense recognized	2,947	0	0	2,947	0	0	0
Flow-through shares equity offering, net of issuance costs and tax	6,701	$ 6,701	0	0	0	0	0
Flow-through shares equity offering, net of issuance costs and tax (in shares)		4,703,000
Credit Facility fee - warrants	938	$ 0	938	0	0	0	0
Acquistion of Contango Strategies	$ 416	$ 416	0	0	0	0	0
Acquistion of Contango Strategies (in shares)		237,999
Shares issued - consideration for Wheaton (in shares)	10,000
Exercise of share options	$ 217	$ 323	0	(106)	0	0	0
Exercise of share options (in shares)		281,666
Exercise of warrants	2,027	$ 2,563	(536)	0	0	0	0
Exercise of warrants (in shares)		1,167,351
Shares issued on Option Agreement	14	$ 14
Shares issued on Option Agreement (in shares)		10,000
Share options forfeited or expired	0	$ 0	0	(3,163)	3,163	0	0
Release of RSU settlement shares	0	$ 497	0	(497)	0	0	0
Release of RSU settlement shares (in shares)		318,036
Balance at Dec. 31, 2018	$ 116,630	$ 212,903	$ 2,494	$ 5,841	$ 18,906	$ (121,798)	$ (1,716)
Balance (in shares) at Dec. 31, 2018		107,998,902